REVISION TO PRIOR-YEAR COMPARATIVES (Details Textual) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
REVISION TO PRIOR-YEAR COMPARATIVES [Line Items]
Adjustments to reconcile profit (loss)	$ (22.3)	$ 4.1	$ (13.9)	$ 25.6	$ (108.0)	$ (7.0)
Deferred Tax Liabilities, Net	455.2				250.3	455.2
Current inventories	150.4				$ 193.2	150.4
Increase (decrease) due to corrections of prior period errors [member]
REVISION TO PRIOR-YEAR COMPARATIVES [Line Items]
Adjustments to reconcile profit (loss)	(2.4)	$ (1.0)	$ (5.1)	$ (1.2)		(9.7)
Adjustment to Mining Interests	15.4					15.4
Deferred Tax Liabilities, Net	5.3					5.3
Current inventories	$ 0.4					$ 0.4